Other Income / Expense (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of finance cost

a)	Finance Costs
	Three months ended March 31,
	2022	2021
Interest on loans and borrowings (Note 8)	$396,703	$247,364
Interest on convertible debentures	1,328,046	1,512,636
Interest on lease liabilities	83,049	79,675
Transaction costs expensed	18,929	367,504
Other finance costs	31,910	28,748
Total finance costs	$1,858,637	$2,235,927

	Year Ended December 31,

	2021	2020	2019

Interest on loans and borrowings (Note 12)	$1,179,234	$1,272,512	$918,682

Interest on convertible debentures (Note 14)	5,740,346	4,410,206	2,130,247

Interest on lease liabilities (Note 8)	137,245	350,792	168,571

Transaction costs expensed 1	1,471,219	–	–

Other finance costs	90,750	–	–

Total finance costs	$8,618,794	$6,033,510	$3,217,500

Summary of gains losses on change in fair value of derivatives

b)	Fair value gain (loss) on derivatives
	Three months ended March 31,
	2022	2021
Gain on warrant liability remeasurement (Note 11) 1	$(2,493,270)	$—
Gain on embedded derivatives 2	—	(56,275)
Deferred charge loss 2	—	1,620,424
Total fair value (gain) loss on derivatives	$(2,493,270)	$1,564,149

1
Change in fair value
unrealized.
2
Associated with the 2021 Debentures (Note
10(b)).

Year Ended December 31,

2021

Gain on embedded derivatives 1	$(784,261)

Deferred charge loss 1	1,615,102

Loss on substantial modification and conversion 1	8,571,881

Gain on warrant liability remeasurement (Note 15) 2	(3,362,601)

Total	$6,040,121

Summary of other income

c)	Other income

	Three months ended March 31,
	2022	2021
Government assistance 1	$(379,646)	$(1,176,374)
Government loan forgiveness	—	(117,312)
Derecognition of contingent consideration	—	(581,117)
Other	(18,622)	(35,503)
Total other income	$(398,268)	$(1,910,306)
1
       Majority of government grants from the Canadian Government for wage and rental subsidies.

	Year Ended December 31,

	2021	2020	2019

Government assistance 1	$(4,201,822)	$(2,775,677)	$–

US Government loan forgiveness 2 (Note 16)	(1,825,237)	(124,507)	–

Derecognition of contingent consideration (Note 18)	(1,010,024)	–	–

Other	(89,014)	(32,158)	(167,913)

Total other income	$(7,126,097)	$(2,932,342)	$(167,913)

1
Majority represents amounts received from the Canadian Government for wage and rental subsidies associated with COVID-19. The amount of government assistance available is dependent on the programs in place and the Company’s eligibility for these programs.